Dividends (Details) $ / shares in Units, ¥ in Millions			12 Months Ended
	May 14, 2024 $ / shares	Nov. 16, 2023 $ / shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Dividends Payable [Line Items]
Dividend declared	May 14, 2024	Nov. 16, 2023
Dividends Payable | $							$ 0
Payments of Dividends, Total			¥ 17,946	$ 2,485,000,000	¥ 0	¥ 0	$ 0
Ordinary Shares
Dividends Payable [Line Items]
Annual Dividend per share	$ 0.125
Annual dividend per share		$ 0.125
Ordinary Shares | One-time extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share	0.0825
ADS
Dividends Payable [Line Items]
Annual Dividend per share	1
Annual dividend per share		$ 1
ADS | One-time extraordinary dividend
Dividends Payable [Line Items]
Annual Dividend per share	$ 0.66